Convertible Debts (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended								12 Months Ended
	Aug. 31, 2021 CNY (¥)	Apr. 30, 2021 CNY (¥)	Apr. 30, 2021 USD ($) $ / shares	Mar. 31, 2019 CNY (¥) shares	Jan. 31, 2019 CNY (¥) shares	Jan. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Nov. 30, 2017 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Jul. 02, 2019 CNY (¥)	Jul. 02, 2019 USD ($)	Mar. 31, 2019 USD ($)	Jan. 31, 2019 USD ($)
Debt Instrument
Non-current portion									¥ 5,960,899		¥ 511,638		$ 935,395
Proceeds from issuance of convertible debts									5,533,238	$ 868,286		¥ 168,070
Repayments of convertible debt	¥ 429,692
Debt instrument principal amount		100.00%	100.00%
Interest expense debt									21,369	3,353
Debt instrument carrying amount									5,499,041
Deferred finance costs net									101,100
Convertible Loan
Debt Instrument
Outstanding loan principal								¥ 600,000
Proceeds from issuance of convertible debts						¥ 150,000	¥ 450,000
Supplemental Agreements With Wunan
Debt Instrument
Outstanding loan principal														¥ 401,073
Interest rate (as a percent)														6.175%
Refund of prepayments of land use right														¥ 175,582
Reimbursement on certain eligible expenditures														143,838
Settlement amount of convertible loan														¥ 319,420
Non-current portion											¥ 412,921
Series B-3 Preferred Stock
Debt Instrument
Discount on purchase price											15.00%
Fair value of Series B-3 Warrant granted to convertible promissory notes				¥ 14,161
Class A Ordinary Shares
Debt Instrument
Share price | $ / shares			$ 150.00
USD
Debt Instrument
Debt instrument convertible conversion ratio		28.34	28.34
RMB
Debt Instrument
Debt instrument convertible conversion ratio		35.2818	35.2818
Convertible Loan
Debt Instrument
Interest rate (as a percent)								8.00%
Term of short term borrowings (in years)								3 years
Convertible Promissory Notes
Debt Instrument
Outstanding loan principal				¥ 168,070	¥ 168,070											$ 25,000	$ 25,000	$ 25,000
Interest rate (as a percent)				8.00%	8.00%												8.00%	8.00%
Term of short term borrowings (in years)				12 months	12 months
Accrued interest															¥ 9,428	$ 1,376
Convertible Promissory Notes | Series B-3 Preferred Stock
Debt Instrument
Preferred shares converted from the convertible promissory notes | shares				11,873,086	11,873,086
Convertible Debt Matures May 1, 2028
Debt Instrument
Outstanding loan principal | $			$ 862,500
Interest rate (as a percent)			0.25%
Proceeds from issuance of debt		¥ 5,533,238	$ 844,876
Debt instrument principal amount		100.00%	100.00%
Interest expense debt | $										$ 3,353
Debt instrument carrying amount									5,499,041
Deferred finance costs net									¥ 101,100
Percentage of discount on share issue price		26.56%	26.56%
Convertible Debt Matures May 1, 2028 | Class A Ordinary Shares
Debt Instrument
Debt instrument convertible conversion ratio		14.17	14.17
Convertible Debt Matures May 1, 2028 | ADS
Debt Instrument
Debt instrument convertible conversion ratio		28.34	28.34
Convertible Debt Matures May 1, 2028 | USD
Debt Instrument
Debt instrument convertible conversion ratio		28.34	28.34
Convertible Debt Matures May 1, 2028 | RMB
Debt Instrument
Debt instrument convertible conversion ratio		35.2818	35.2818